Guarantor Subsidiaries	12 Months Ended
Dec. 31, 2013
Guarantor Subsidiaries [Abstract]
Guarantor Subsidiaries

Note 21 – Guarantor Subsidiaries

Certain of the Company’s 100% owned, domestic subsidiaries (the “Guarantor Subsidiaries”) fully and unconditionally guarantee, on a joint and several basis, certain of the outstanding indebtedness of the Company, including the 6.00% senior notes due 2023.  The following consolidating and combining schedules present financial information on a consolidated and combined basis in conformity with the SEC’s Regulation S-X Rule 3-10(d):

CONSOLIDATING BALANCE SHEET

(Thousands of dollars)
	December 31, 2013
Assets	Parent Company	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Current assets
Cash and cash equivalents	$-	$294,741	$-	$-	$-	$294,741
Accounts receivable—trade, less allowance for doubtful accounts of $4,456 in 2013	-	191,904	-	1,277	-	193,181
Inventories, at lower of cost or market	-	157,795	-	21,260	-	179,055
Prepaid expenses and other current assets	-	12,217	-	3,222	-	15,439
Total current assets	-	656,657	-	25,759	-	682,416
Property, plant and equipment, at cost less accumulated depreciation and amortization	-	1,189,082	-	1,641	-	1,190,723
Investments in subsidiaries	1,228,837	-			(1,228,837)	-
Deferred charges and other assets	-	95,604	-	239	(87,740)	8,103
Total assets	$1,228,837	$1,941,343	$-	$27,639	$(1,316,577)	$1,881,242

Liabilities and Stockholders' Equity/Net Investment
Current liabilities
Current maturities of long-term debt	$-	$14,000	$-	$-	$-	$14,000
Inter-company accounts payable		119,366	(52,107)	(67,259)		-
Trade accounts payable and accrued liabilities	-	429,763	-	3,465	-	433,228
Income taxes payable	-	71,450	43	653	-	72,146
Deferred income taxes	-	7,143	-	-	-	7,143
Total current liabilities	-	641,722	(52,064)	(63,141)	-	526,517
Long-term debt	-	547,578	-	-	-	547,578
Deferred income taxes	-	128,451	-	(13,519)	-	114,932
Asset retirement obligations	-	17,130	-	-	-	17,130
Deferred credits and other liabilities	-	18,749	-	-	-	18,749
Total liabilities	-	1,353,630	(52,064)	(76,660)	-	1,224,906

Stockholders' Equity/Net Investment
Preferred Stock, par $0.01, (authorized 20,000,000 shares, none outstanding)	-	-	-	-	-	-
Common Stock, par $0.01, (authorized 200,000,000 shares at December 31, 2013, 46,746,633 shares issued and outstanding at December 31, 2013)	467	1	60	-	(61)	467
Additional paid in capital (APIC)	1,228,370	548,758	52,004	35,677	(1,316,516)	548,293
Net investment by parent	-	-	-	-	-	-
Retained earnings	-	38,954	-	68,622	-	107,576
Total stockholders' equity/net investment	1,228,837	587,713	52,064	104,299	(1,316,577)	656,336
Total liabilities and stockholders' equity/net investment	$1,228,837	$1,941,343	$-	$27,639	$(1,316,577)	$1,881,242

COMBINING BALANCE SHEET

(Thousands of dollars)
	December 31, 2012
Assets	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Combined
Current assets
Cash and cash equivalents	$57,373	$-	$-	$-	$57,373
Accounts receivable—trade, less allowance for doubtful accounts of $4,576 in 2012	516,968	-	12,055	-	529,023
Inventories, at lower of cost or market	161,806	-	55,588	-	217,394
Prepaid expenses and other current assets	4,461	-	13,711	-	18,172
Total current assets	740,608	-	81,354	-	821,962
Property, plant and equipment, at cost less accumulated depreciation and amortization	1,084,684	-	85,276	-	1,169,960
Investments in subsidiaries
Deferred charges and other assets	86,199	-	104,805	(190,461)	543
Total assets	$1,911,491	$-	$271,435	$(190,461)	$1,992,465

Liabilities and Stockholders' Equity/Net Investment
Current liabilities
Current maturities of long-term debt	$-	$-	$46	$-	$46
Inter-company accounts payable	(84,410)	(53,934)	138,344	-	-
Trade accounts payable and accrued liabilities	687,622	-	17,865	-	705,487
Income taxes payable	15,296	39	270	-	15,605
Deferred income taxes	12,771	-	-	-	12,771
Total current liabilities	631,279	(53,895)	156,525	-	733,909
Long-term debt	-	-	1,124	-	1,124
Deferred income taxes	133,589	-	(3,764)	-	129,825
Asset retirement obligations	15,401	-	-	-	15,401
Deferred credits and other liabilities	7,755	-	-	-	7,755
Total liabilities	788,024	(53,895)	153,885	-	888,014

Stockholders' Equity/Net Investment
Preferred Stock, par $0.01	-	-	-	-	-
Common Stock, par $0.01	-	-	-	-	-
Additional paid in capital (APIC)	-	-	-	-	-
Net investment by parent	1,123,467	53,895	117,550	(190,461)	1,104,451
Retained earnings	-	-	-	-	-
Total stockholders' equity/net investment	1,123,467	53,895	117,550	(190,461)	1,104,451
Total liabilities and stockholders' equity/net investment	$1,911,491	$-	$271,435	$(190,461)	$1,992,465

CONSOLIDATING AND COMBINING INCOME STATEMENT

(Thousands of dollars)	Year ended December 31, 2013
Revenues	Parent Company	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated and Combined
Petroleum product sales	$-	$15,766,752	$-	$-	$(206,435)	$15,560,317
Merchandise sales	-	2,159,466	-	-	-	2,159,466
Ethanol sales and other	-	94,298	-	269,254	-	363,552
Total revenues	-	18,020,516	-	269,254	(206,435)	18,083,335
Costs and operating expenses
Petroleum product cost of goods sold	-	15,216,390	-	-	(206,435)	15,009,955
Merchandise cost of goods sold	-	1,877,630	-	-	-	1,877,630
Ethanol cost of goods sold	-	-	-	228,899	-	228,899
Station and other operating expenses	-	460,476	-	33,227	-	493,703
Depreciation and amortization	-	74,053	-	77	-	74,130
Impairment of properties	-	-	-	-	-	-
Selling, general and administrative	-	129,430	1	3,568	-	132,999
Accretion of asset retirement obligations	-	1,096	-	-	-	1,096
Total costs and operating expenses	-	17,759,075	1	265,771	(206,435)	17,818,412
Income from operations	-	261,441	(1)	3,483	-	264,923
Other income (expense)
Interest income	-	1,099	-	-	-	1,099
Interest expense	-	(14,509)	-	-	-	(14,509)
Gain (loss) on sale of assets	-	5,995	-	-	-	5,995
Other nonoperating income	-	169	-	-	-	169
Total other income (expense)	-	(7,246)	-	-	-	(7,246)
Income from continuing operations before income taxes	-	254,195	(1)	3,483	-	257,677
Income tax expense	-	100,059	-	1,292	-	101,351
Income from continuing operations	-	154,136	(1)	2,191	-	156,326
Income (loss) from discontinued operations, net of income taxes	-	-	-	78,707	-	78,707
Net Income	$-	$154,136	$(1)	$80,898	$-	$235,033

COMBINING INCOME STATEMENT

(Thousands of dollars)	Year ended December 31, 2012
Revenues	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Combined
Petroleum product sales	$17,071,126	$-	$-	$(216,141)	$16,854,985
Merchandise sales	2,144,347	-	-	-	2,144,347
Ethanol sales and other	11,708	-	290,268	-	301,976
Total revenues	19,227,181	-	290,268	(216,141)	19,301,308
Costs and operating expenses
Petroleum product cost of goods sold	16,514,457	-	-	(216,141)	16,298,316
Merchandise cost of goods sold	1,855,641	-	-	-	1,855,641
Ethanol cost of goods sold	-	-	269,168	-	269,168
Station and other operating expenses	447,103	-	33,006	-	480,109
Depreciation and amortization	68,299	-	3,441	-	71,740
Impairment of properties	-	-	60,988	-	60,988
Selling, general and administrative	109,634	2	3,486	-	113,122
Accretion of asset retirement obligations	980	-	-	-	980
Total costs and operating expenses	18,996,114	2	370,089	(216,141)	19,150,064
Income from operations	231,067	(2)	(79,821)	-	151,244
Other income (expense)
Interest income	172	-	-	-	172
Interest expense	(384)	-	-	-	(384)
Gain (loss) on sale of assets	(1,005)	-	-	-	(1,005)
Other nonoperating income	92	-	-	-	92
Total other income (expense)	(1,125)	-	-	-	(1,125)
Income from continuing operations before income taxes	229,942	(2)	(79,821)	-	150,119
Income tax expense	91,525	-	(27,820)	-	63,705
Income from continuing operations	138,417	(2)	(52,001)	-	86,414
Income (loss) from discontinued operations, net of income taxes	-	-	(2,846)	-	(2,846)
Net Income	$138,417	$(2)	$(54,847)	$-	$83,568

COMBINING INCOME STATEMENT

(Thousands of dollars)	Year ended December 31, 2011
Revenues	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Combined
Petroleum product sales	$16,755,071	$-	$-	$(168,226)	$16,586,845
Merchandise sales	2,115,567	-	-	-	2,115,567
Ethanol sales and other	9,538	-	207,266	-	216,804
Total revenues	18,880,176	-	207,266	(168,226)	18,919,216
Costs and operating expenses
Petroleum product cost of goods sold	16,078,832	-	-	(168,226)	15,910,606
Merchandise cost of goods sold	1,851,867	-	-	-	1,851,867
Ethanol cost of goods sold	-	-	225,197	-	225,197
Station and other operating expenses	433,821	-	27,595	-	461,416
Depreciation and amortization	62,396	-	2,483	-	64,879
Impairment of properties	-	-	-	-	-
Selling, general and administrative	90,977	13	2,143	-	93,133
Accretion of asset retirement obligations	877	-	-	-	877
Total costs and operating expenses	18,518,770	13	257,418	(168,226)	18,607,975
Income from operations	361,406	(13)	(50,152)	-	311,241
Other income (expense)
Interest income	32	-	-	-	32
Interest expense	(408)	-	-	-	(408)
Gain (loss) on sale of assets	(363)	-	-	-	(363)
Other nonoperating income	311	-	-	-	311
Total other income (expense)	(428)	-	-	-	(428)
Income from continuing operations before income taxes	360,978	(13)	(50,152)	-	310,813
Income tax expense	122,595	-	365	-	122,960
Income from continuing operations	238,383	(13)	(50,517)	-	187,853
Income from discontinued operations, net of income taxes	118,747	-	17,420	-	136,167
Net Income	$357,130	$(13)	$(33,097)	$-	$324,020

CONSOLIDATING AND COMBINING STATEMENT OF CASH FLOW

(Thousands of dollars)	Year ended December 31, 2013
Operating Activities	Parent Company	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated and Combined
Net income	$-	$154,136	$(1)	$80,898	$-	$235,033
Adjustments to reconcile net income (loss) to net cash provided by operating activities
(Income) loss from discontinued operations, net of tax	-	-	-	(78,707)	-	(78,707)
Depreciation and amortization	-	74,053	-	77	-	74,130
Amortization of deferred major repair costs	-	-	-	575	-	575
Deferred and noncurrent income tax charges (credits)	-	(11,568)	-	4,306	-	(7,262)
Impairment of properties	-	-	-	-	-	-
Accretion on discounted liabilities	-	1,096	-	-	-	1,096
Pretax (gains) losses from sale of assets	-	(5,995)	-	-	-	(5,995)
Net decrease (increase) in noncash operating working capital	-	51,204	-	23,661	-	74,865
Other operating activities-net	-	13,215	-	-	-	13,215
Net cash provided by (required by) continuing operations	-	276,141	(1)	30,810	-	306,950
Net cash provided by discontinued operations	-	-	-	49,748	-	49,748
Net cash provided by (required by) operating activities	-	276,141	(1)	80,558	-	356,698
Investing Activities
Property additions	-	(163,303)	-	(1,233)	-	(164,536)
Proceeds from sale of assets	-	6,113	-	-	-	6,113
Expenditures for major repairs	-	-	-	(726)	-	(726)
Other investing activities - net	-	52	-	-	-	52
Investing activities of discontinued operations
Sales proceeds	-	-	-	173,118	-	173,118
Other	-	-	-	(1,129)	-	(1,129)
Net cash provided by (required by) investing activities	-	(157,138)	-	170,030	-	12,892
Financing Activities
Repayments of long-term debt	-	(80,000)	-	(1,170)	-	(81,170)
Additions to long-term debt	-	641,250	-	-	-	641,250
Cash dividend to former parent	-	(650,000)	-	-	-	(650,000)
Debt issuance costs	-	(6,693)	-	-	-	(6,693)
Net distributions to former parent	-	213,808	1	(249,418)	-	(35,609)
Net cash provided by (required by) financing activities	-	118,365	1	(250,588)	-	(132,222)
Net increase in cash and cash equivalents	-	237,368	-	-	-	237,368
Cash and cash equivalents at January 1	-	57,373	-	-	-	57,373
Cash and cash equivalents at December 31	$-	$294,741	$-	$-	$-	$294,741

COMBINING STATEMENT OF CASH FLOW

(Thousands of dollars)	Year ended December 31, 2012
Operating Activities	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated and Combined
Net income (loss)	$138,417	$(2)	$(54,847)	$-	$83,568
Adjustments to reconcile net income (loss) to net cash provided by operating activities
(Income) loss from discontinued operations	-	-	2,846	-	2,846
Depreciation and amortization	68,299	-	3,441	-	71,740
Amortization of deferred major repair costs	-	-	163	-	163
Deferred and noncurrent income tax charges (credits)	1,957	-	(18,420)	-	(16,463)
Impairment of properties	-	-	60,988	-	60,988
Accretion on discounted liabilities	980	-	-	-	980
Pretax (gains) losses from sale of assets	1,005	-	-	-	1,005
Net decrease (increase) in noncash operating working capital	62,493	-	(29,940)	-	32,553
Other operating activities-net	(1,088)	-	-	-	(1,088)
Net cash provided by (required by) continuing operations	272,063	(2)	(35,769)	-	236,292
Net cash provided by discontinued operations	-	-	1,135	-	1,135
Net cash provided by (required by) operating activities	272,063	(2)	(34,634)	-	237,427
Investing Activities
Property additions	(103,152)	-	(1,344)	-	(104,496)
Proceeds from sale of assets	364	-	-	-	364
Expenditures for major repairs	-	-	(250)	-	(250)
Other investing activities	-	-	-	-	-
Investing activities of discontinued operations
Sales proceeds	-	-	-	-	-
Other	-	-	(7,706)	-	(7,706)
Net cash provided by (required by) investing activities	(102,788)	-	(9,300)	-	(112,088)
Financing Activities
Repayments of long-term debt	-	-	(42)	-	(42)
Additions to long-term debt	-	-	-	-	-
Cash dividend to former parent	-	-	-	-	-
Debt issuance costs	-	-	-	-	-
Net distributions to former parent	(148,789)	2	43,976	-	(104,811)
Net cash provided by (required by) financing activities	(148,789)	2	43,934	-	(104,853)
Net increase in cash and cash equivalents	20,486	-	-	-	20,486
Cash and cash equivalents at January 1	36,887	-	-	-	36,887
Cash and cash equivalents at December 31	$57,373	$-	$-	$-	$57,373

COMBINING STATEMENT OF CASH FLOW

(Thousands of dollars)	Year ended December 31, 2011
Operating Activities	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated and Combined
Net income (loss)	$357,130	$(13)	$(33,097)	$-	$324,020
Adjustments to reconcile net income to net cash provided by operating activities
(Income) loss from discontinued operations	(118,747)	-	(17,420)	-	(136,167)
Depreciation and amortization	62,396	-	2,483	-	64,879
Amortization of deferred major repair costs	-	-	-	-	-
Deferred and noncurrent income tax charges (credits)	22,417	-	531	-	22,948
Impairment of properties	-	-	-	-	-
Accretion on discounted liabilities	879	-	-	-	879
Pretax (gains) losses from sale of assets	363	-	-	-	363
Net decrease (increase) in noncash operating working capital	(257,013)	-	(14,033)	-	(271,046)
Other operating activities-net	2,673	-	-	-	2,673
Net cash provided by (required by) continuing operations	70,098	(13)	(61,536)	-	8,549
Net cash provided by discontinued operations	145,510	-	34,314	-	179,824
Net cash provided by (required by) operating activities	215,608	(13)	(27,222)	-	188,373
Investing Activities
Property additions	(77,481)	-	(22,338)	-	(99,819)
Proceeds from sale of assets	363	-	-	-	363
Expenditures for major repairs	-	-	-	-	-
Other investing activities	2,453	-	-	-	2,453
Investing activities of discontinued operations
Sales proceeds	950,010	-	-	-	950,010
Other	(39,425)	-	(702)	-	(40,127)
Net cash provided by (required by) investing activities	835,920	-	(23,040)	-	812,880
Financing Activities
Repayments of long-term debt	-	-	(42)	-	(42)
Additions to long-term debt	-	-	-	-	-
Cash dividend to former parent	-	-	-	-	-
Debt issuance costs	-	-	-	-	-
Net distributions to former parent	(1,071,355)	13	50,304	-	(1,021,038)
Net cash provided by (required by) financing activities	(1,071,355)	13	50,262	-	(1,021,080)
Net decrease in cash and cash equivalents	(19,827)	-	-	-	(19,827)
Cash and cash equivalents at January 1	56,714	-	-	-	56,714
Cash and cash equivalents at December 31	$36,887	$-	$-	$-	$36,887

CONSOLIDATING AND COMBINING STATEMENT OF CHANGES IN EQUITY

(Thousands of dollars)	Year ended December 31, 2013
Statement of Stockholders' Equity/Net Parent Investment	Parent Company	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Combined

Common Stock
Balance as of December 31, 2012	$-	$-	$-	$-	$-	$-
Issuance of stock at the separation and distribution	467	1	60	-	(61)	467

Balance as of December 31, 2013	$467	$1	$60	$-	$(61)	$467

APIC
Balance as of December 31, 2012	$-	$-	$-	$-	$-	$-
Issuance of stock at the separation and distribution		(467)	-	-	-	(467)
Reclassification of net parent investment to APIC	1,228,370	546,311	52,004	35,677	(1,316,516)	545,846
Share-based compensation expense	-	2,914	-	-	-	2,914

Balance as of December 31, 2013	$1,228,370	$548,758	$52,004	$35,677	$(1,316,516)	$548,293

Net Parent Investment
Balance as of December 31, 2012	$-	$1,123,467	$53,895	$117,550	$(190,461)	$1,104,451
Net income	-	114,668	-	12,789	-	127,457
Dividend paid to former parent	-	(650,000)	-	-	-	(650,000)
Net transfers to/between former parent	-	(36,062)	-	-	-	(36,062)
Reclassification of net parent investment to APIC	-	(552,073)	(53,895)	(130,339)	190,461	(545,846)

Balance as of December 31, 2013	$-	$-	$-	$-	$-	$-

Retained Earnings
Balance as of December 31, 2012	$-	$-	$-	$-	$-	$-
Net income	-	38,954	-	68,622	-	107,576

Balance as of December 31, 2013	$-	$38,954	$-	$68,622	$-	$107,576

COMBINING STATEMENTS OF CHANGES IN EQUITY

(Thousands of dollars)	Year ended December 31, 2012
Statement of Stockholders' Equity/Net Parent Investment	Parent Company	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Combined

Common Stock
Balance as of December 31, 2011	$-	$-	$-	$-	$-	$-
Issuance of stock at the separation and distribution	-	-	-	-	-	-

Balance as of December 31, 2012	$-	$-	$-	$-	$-	$-

APIC
Balance as of December 31, 2011	$-	$-	$-	$-	$-	$-
Issuance of stock at the separation and distribution	-	-	-	-	-	-
Reclassification of net parent investment to APIC	-	-	-	-	-	-
Share-based compensation expense	-	-	-	-	-	-

Balance as of December 31, 2012	$-	$-	$-	$-	$-	$-

Net Parent Investment
Balance as of December 31, 2011	$-	$1,043,914	$2,166	$263,328	$(190,461)	$1,118,947
Net income	-	138,416	-	(54,848)	-	83,568
Dividend paid to former parent	-	-	-	-	-	-
Net transfers to/between former parent	-	(58,863)	51,729	(90,930)	-	(98,064)
Reclassification of net parent investment to APIC	-	-	-	-	-	-

Balance as of December 31, 2012	$-	$1,123,467	$53,895	$117,550	$(190,461)	$1,104,451

Retained Earnings
Balance as of December 31, 2011	$-	$-	$-	$-	$-	$-
Net income	-	-	-	-	-	-

Balance as of December 31, 2012	$-	$-	$-	$-	$-	$-

COMBINING STATEMENTS OF CHANGES IN EQUITY

(Thousands of dollars)	Year ended December 31, 2011
Statement of Stockholders' Equity/Net Parent Investment	Parent Company	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Combined

Common Stock
Balance as of December 31, 2010	$-	$-	$-	$-	$-	$-
Issuance of stock at the separation and distribution	-	-	-	-	-	-

Balance as of December 31, 2011	$-	$-	$-	$-	$-	$-

APIC
Balance as of December 31, 2010	$-	$-	$-	$-	$-	$-
Issuance of stock at the separation and distribution	-	-	-	-	-	-
Reclassification of net parent investment to APIC	-	-	-	-	-	-
Share-based compensation expense	-	-	-	-	-	-

Balance as of December 31, 2011	$-	$-	$-	$-	$-	$-

Net Parent Investment
Balance as of December 31, 2010	$-	$1,788,796	$(46,108)	$255,923	$(190,461)	$1,808,150
Net income	-	306,327	234	17,459	-	324,020
Dividend paid to former parent	-	-	-	-	-	-
Net transfers to/between former parent	-	(1,051,209)	48,040	(10,054)	-	(1,013,223)
Reclassification of net parent investment to APIC	-	-	-	-	-	-

Balance as of December 31, 2011	$-	$1,043,914	$2,166	$263,328	$(190,461)	$1,118,947

Retained Earnings
Balance as of December 31, 2010	$-	$-	$-	$-	$-	$-
Net income	-	-	-	-	-	-

Balance as of December 31, 2011	$-	$-	$-	$-	$-	$-